Schedule of investments

Delaware International Opportunities Bond Fund December 31, 2019 (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds – 4.10%
Banking - 3.69%
Kreditanstalt Fuer Wiederaufbau 0.00% 12/15/22	EUR	2,715,000	$3,081,345
			3,081,345
Electric - 0.41%
Israel Electric 144A 5.00% 11/12/24 #		315,000	347,040
			347,040
Total Corporate Bonds (cost $3,378,397)			3,428,385

Regional Bonds – 7.26%Δ
Canada - 3.92%
Province of Alberta Canada 2.20% 6/1/26	CAD	2,250,000	1,732,043
Province of Quebec Canada 2.30% 9/1/29	CAD	2,000,000	1,545,108
			3,277,151
Japan - 3.34%
Japan Finance Organization For Municipalities
0.205% 5/28/27	JPY	300,000,000	2,790,103
			2,790,103
Total Regional Bonds (cost $6,061,371)			6,067,254

Sovereign Bonds – 74.95%Δ
Australia - 4.85%
Australia Government Bonds
1.75% 11/21/20	AUD	2,240,000	1,583,209
2.25% 11/21/22	AUD	2,405,000	1,752,069
2.75% 11/21/29	AUD	640,000	506,171
3.00% 3/21/47	AUD	255,000	216,991
			4,058,440
Austria - 0.51%
Republic of Austria Government Bond 144A
1.50% 2/20/47 #	EUR	315,000	430,679
			430,679
Belgium - 2.07%
Kingdom of Belgium Government Bonds
144A 1.45% 6/22/37 #	EUR	685,000	880,323
144A 4.25% 3/28/41 #	EUR	445,000	849,270
			1,729,593
Canada - 4.45%
Canadian Government Bonds
2.25% 6/1/29	CAD	645,000	520,426
2.50% 6/1/24	CAD	1,145,000	912,103
Canadian When Issued Government Bonds
1.50% 3/1/20	CAD	2,440,000	1,878,211

NQ-QTV [12/19] 2/20 (1081279) 1

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Canada (continued)
Canadian When Issued Government Bonds
2.75% 12/1/48	CAD	435,000	$409,893
			3,720,633
Denmark - 0.68%
Denmark Government Bond 0.50% 11/15/27	DKK	3,540,000	565,213
			565,213
Finland - 0.20%
Finland Government Bond 144A 1.375% 4/15/47 #	EUR	125,000	169,701
			169,701
France - 5.95%
French Republic Government Bond OAT 144A
1.25% 5/25/36 #	EUR	3,960,000	4,970,886
			4,970,886
Germany - 4.88%
Bundesrepublik Deutschland Bundesanleihe
0.00% 8/15/50	EUR	1,095,000	1,106,037
0.00% 8/15/29	EUR	770,000	879,482
0.50% 2/15/25	EUR	1,775,000	2,091,337
			4,076,856
Ireland - 0.22%
Ireland Government Bond 1.35% 3/18/31	EUR	145,000	182,525
			182,525
Italy - 8.24%
Italy Buoni Poliennali Del Tesoro
1.75% 7/1/24	EUR	1,720,000	2,032,269
3.00% 8/1/29	EUR	2,415,000	3,122,601
144A 3.85% 9/1/49 #	EUR	1,190,000	1,729,588
			6,884,458
Japan - 13.59%
Development Bank of Japan 0.235% 10/13/27	JPY	300,000,000	2,796,787
Japan Finance 0.911% 7/19/23	JPY	300,000,000	2,851,532
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	400,000,000	3,668,428
Tokyo Metropolitan Government 2.625% 5/29/24		2,000,000	2,046,665
			11,363,412
Mexico - 5.02%
Mexican Bonos
8.00% 9/5/24	MXN	34,000,000	1,888,500
8.00% 11/7/47	MXN	16,000,000	927,786
8.50% 5/31/29	MXN	23,500,000	1,384,359
			4,200,645

2 NQ-QTV [12/19] 2/20 (1081279)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Netherlands - 1.53%
Netherlands Government Bonds
144A 0.25% 7/15/29 #	EUR	545,000	$629,276
144A 2.75% 1/15/47 #	EUR	355,000	646,083
			1,275,359
New Zealand - 4.98%
New Zealand Government Bonds
3.00% 4/20/29	NZD	1,840,000	1,382,673
6.00% 5/15/21	NZD	3,880,000	2,783,178
			4,165,851
Poland - 1.28%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	4,000,000	1,071,147
			1,071,147
Portugal - 0.43%
Portugal Obrigacoes do Tesouro 144A 2.25% 4/18/34 #	EUR	265,000	355,622
			355,622
Spain - 4.56%
Spain Government Bonds
144A 0.60% 10/31/29 #	EUR	2,050,000	2,330,935
144A 1.50% 4/30/27 #	EUR	365,000	447,644
144A 2.70% 10/31/48 #	EUR	690,000	1,029,461
			3,808,040
United Kingdom - 11.51%
United Kingdom Gilt
0.50% 7/22/22	GBP	975,000	1,290,548
0.875% 10/22/29	GBP	1,880,000	2,500,433
1.00% 4/22/24	GBP	1,315,000	1,770,920
1.75% 1/22/49	GBP	2,795,000	4,063,042
			9,624,943
Total Sovereign Bonds (cost $62,588,284)			62,654,003

Supranational Banks – 7.92%
European Investment Bank 0.375% 5/15/26	EUR	3,000,000	3,482,858
International Bank For Reconstruction & Development
0.50% 6/21/35	EUR	1,000,000	1,135,679
2.10% 10/15/22		2,000,000	2,000,100
Total Supranational Banks (cost $6,611,798)			6,618,637

US Treasury Obligations – 2.92%
US Treasury Notes
1.50% 9/30/24		1,615,000	1,600,302

NQ-QTV [12/19] 2/20 (1081279) 3

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.50% 11/30/24	845,000	$837,470
Total US Treasury Obligations (cost $2,459,261)		2,437,772

	Number of shares
Short-Term Investment – 1.26%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	211,604	211,604
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	211,604	211,604
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	211,604	211,604
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	211,604	211,604
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	211,604	211,604
Total Short-Term Investments (cost $1,058,020)		1,058,020
Total Value of Securities – 98.41%
(cost $82,157,131)		82,264,071
Receivables and Other Assets Net of Liabilities – 1.59% ★		1,330,661
Net Assets Applicable to 9,890,630 Shares Outstanding – 100.00%		$83,594,732

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $14,816,508, which represents
17.72% of the Fund’s net assets.
★ Includes $25,300 cash collateral held at broker for futures contracts as of Dec. 31, 2019.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

4 NQ-QTV [12/19] 2/20 (1081279)

(Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at Dec. 31, 2019:
Foreign Currency Exchange Contracts

		Currency to		Settlement		Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(13,168)	USD	14,767	1/3/20	$—	$(7)
JPMC	JPY	1,809,915,000	USD	(16,700,792)	1/10/20	—	(33,644)
JPMC	MXN	(45,230,000)	USD	2,342,249	1/10/20	—	(46,496)
TD	AUD	(3,160,000)	USD	2,164,555	1/10/20	—	(53,558)
TD	CAD	(11,875,000)	USD	8,997,299	1/10/20	—	(148,075)
TD	EUR	7,160,000	USD	(7,982,054)	1/10/20	60,130	—
TD	EUR	(435,000)	USD	482,966	1/10/20	—	(5,281)
TD	NZD	(5,690,000)	USD	3,617,275	1/10/20	—	(213,760)
Total Foreign Currency Exchange Contracts						$60,130	$(500,821)
Futures Contracts
							Variation
							Margin
				Notional		Value/	Due from
			Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)			Amount	(Proceeds)	Date	Depreciation	Brokers
8 Japan 10 yr Bond		$11,204,639		$11,258,485	3/13/20	$(53,847)	$(84)
1 US Treasury 10 yr Notes			2,568,438	2,576,299	3/20/20	(7,862)	(2,187)
Total Futures Contracts				$13,834,784		$(61,709)	$(2,271)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the
Fund’s net assets.

NQ-QTV [12/19] 2/20 (1081279) 5

Schedule of investments

Delaware International Opportunities Bond Fund (Unaudited)

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
CAD – Canadian Dollar
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
GS – Goldman Sachs
JPMC – JPMorgan Chase
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
OAT – Obligations Assimilables du Tresor
PLN – Polish Zloty
TD – TD Bank
USD – US Dollar
yr – Year

6 NQ-QTV [12/19] 2/20 (1081279)